Notes on the Consolidated Balance Sheet (Details 8) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Consolidated Balance Sheet [Abstract]
VAT payables	€ 98	€ 0
Payroll liabilities	927	714
Other tax liabilities	2,262	2,018
- thereof non-current	0	0
- thereof current	3,287	2,732
Total other liabilities	€ 3,287	€ 2,732